PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Depreciation expense	$ 100,000	$ 10,000	$ 217,000	$ 77,000	$ 177,181	$ 46,844
Deposit for equipment	678,000		678,000		619,000	196,921
Sales-type lease net book value	100,000		100,000
Machinery and Equipment [Member]
Deposit for equipment	$ 700,000		$ 700,000		$ 600,000	$ 196,921
Machinery and Equipment [Member] | Minimum [Member]
Useful lives			P3Y
Machinery and Equipment [Member] | Maximum [Member]
Useful lives			P7Y
Computer Equipment and Software [Member] | Minimum [Member]
Useful lives			P3Y
Computer Equipment and Software [Member] | Maximum [Member]
Useful lives			P7Y
Furniture and Fixtures [Member] | Minimum [Member]
Useful lives			P3Y
Furniture and Fixtures [Member] | Maximum [Member]
Useful lives			P7Y
Leasehold Improvements [Member] | Minimum [Member]
Useful lives			P3Y
Leasehold Improvements [Member] | Maximum [Member]
Useful lives			P7Y